FINANCE EXPENSE - NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Finance expense:
Long-term debt (other than lease liabilities)	$ 104.1	$ 100.2
Lease liabilities	16.0	21.4
Royalty obligations	11.9	9.8
Employee benefits obligations (Note 20)	5.3	6.5
Other	13.2	13.7
Borrowing costs capitalized	(7.1)	(2.9)
Finance expense	143.4	148.7
Finance income:
Loans and investment in finance leases	(9.1)	(10.6)
Other	(3.7)	(2.5)
Finance income	(12.8)	(13.1)
Finance expense – net	$ 130.6	$ 135.6